Exhibit 99.1

World Omni Auto Receivables Trust 2020-C
Monthly Servicer Certificate
January 31, 2022

Dates Covered
Collections Period	01/01/22 - 01/31/22
Interest Accrual Period	01/18/22 - 02/14/22
30/360 Days	30
Actual/360 Days	28
Distribution Date	02/15/22

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 12/31/21	687,673,735.84	33,697
Yield Supplement Overcollateralization Amount 12/31/21	22,449,729.00	0
Receivables Balance 12/31/21	710,123,464.84	33,697
Principal Payments	29,498,378.92	741
Defaulted Receivables	654,710.27	31
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 01/31/22	21,097,735.15	0
Pool Balance at 01/31/22	658,872,640.50	32,925

Pool Statistics	$ Amount	# of Accounts
Pool Factor	51.58%
Prepayment ABS Speed	1.59%
Aggregate Starting Principal Balance	1,318,405,815.29	46,124

Delinquent Receivables:
Past Due 31-60 days	4,310,037.67	180
Past Due 61-90 days	1,326,485.09	55
Past Due 91-120 days	172,066.26	7
Past Due 121+ days	0.00	0
Total	5,808,589.02	242

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.85%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.22%
Delinquency Trigger Occurred	NO

Recoveries	337,088.49
Aggregate Net Losses/(Gains) - January 2022	317,621.78
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.54%
Prior Net Losses/(Gains) Ratio	0.06%
Second Prior Net Losses/(Gains) Ratio	0.07%
Third Prior Net Losses/(Gains) Ratio	0.05%
Four Month Average	0.18%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.23%

Overcollateralization Target Amount	7,577,035.37
Actual Overcollateralization	7,577,035.37
Weighted Average Contract Rate	3.95%
Weighted Average Contract Rate, Yield Adjusted	5.70%
Weighted Average Remaining Term	47.48

Flow of Funds	$ Amount
Collections	32,190,413.08
Investment Earnings on Cash Accounts	303.00
Servicing Fee	(591,769.55)
Transfer to Collection Account	-
Available Funds	31,598,946.53

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	249,547.43
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	27,383.25
(5) Noteholders' Second Priority Principal Distributable Amount	1,992,847.38
(6) Class C Interest	21,892.50
(7) Noteholders' Third Priority Principal Distributable Amount	18,900,000.00
(8) Required Reserve Account	0.00
(9) Noteholders' Principal Distributable Amount	7,577,035.37
(10) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(11) Distribution to Certificateholders	2,830,240.60

Total Distributions of Available Funds	31,598,946.53

Servicing Fee	591,769.55
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	1,199,070,000.00
Original Class B	37,770,000.00
Original Class C	18,900,000.00

Total Class A, B, & C
Note Balance @ 01/18/22	679,765,487.88
Principal Paid	28,469,882.75
Note Balance @ 02/15/22	651,295,605.13

Class A-1
Note Balance @ 01/18/22	0.00
Principal Paid	0.00
Note Balance @ 02/15/22	0.00
Note Factor @ 02/15/22	0.0000000%

Class A-2
Note Balance @ 01/18/22	101,765,487.88
Principal Paid	28,469,882.75
Note Balance @ 02/15/22	73,295,605.13
Note Factor @ 02/15/22	15.6701597%

Class A-3
Note Balance @ 01/18/22	416,710,000.00
Principal Paid	0.00
Note Balance @ 02/15/22	416,710,000.00
Note Factor @ 02/15/22	100.0000000%

Class A-4
Note Balance @ 01/18/22	104,620,000.00
Principal Paid	0.00
Note Balance @ 02/15/22	104,620,000.00
Note Factor @ 02/15/22	100.0000000%

Class B
Note Balance @ 01/18/22	37,770,000.00
Principal Paid	0.00
Note Balance @ 02/15/22	37,770,000.00
Note Factor @ 02/15/22	100.0000000%

Class C
Note Balance @ 01/18/22	18,900,000.00
Principal Paid	0.00
Note Balance @ 02/15/22	18,900,000.00
Note Factor @ 02/15/22	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	298,823.18
Total Principal Paid	28,469,882.75
Total Paid	28,768,705.93

Class A-1
Coupon	0.20684%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.35000%
Interest Paid	29,681.60
Principal Paid	28,469,882.75
Total Paid to A-2 Holders	28,499,564.35

Class A-3
Coupon	0.48000%
Interest Paid	166,684.00
Principal Paid	0.00
Total Paid to A-3 Holders	166,684.00

Class A-4
Coupon	0.61000%
Interest Paid	53,181.83
Principal Paid	0.00
Total Paid to A-4 Holders	53,181.83

Class B
Coupon	0.87000%
Interest Paid	27,383.25
Principal Paid	0.00
Total Paid to B Holders	27,383.25

Class C
Coupon	1.39000%
Interest Paid	21,892.50
Principal Paid	0.00
Total Paid to C Holders	21,892.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.2379658
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	22.6717973
Total Distribution Amount	22.9097631

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0634575
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	60.8668977
Total A-2 Distribution Amount	60.9303552

A-3 Interest Distribution Amount	0.4000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.4000000

A-4 Interest Distribution Amount	0.5083333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.5083333

B Interest Distribution Amount	0.7250000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.7250000

C Interest Distribution Amount	1.1583333
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.1583333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	70.00
Noteholders' Third Priority Principal Distributable Amount	663.86
Noteholders' Principal Distributable Amount	266.14

Account Balances	$ Amount
Reserve Account
Balance as of 01/18/22	12,588,844.52
Investment Earnings	279.03
Investment Earnings Paid	(279.03)
Deposit/(Withdrawal)	-
Balance as of 02/15/22	12,588,844.52
Change	-

Required Reserve Amount	12,588,844.52

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$2,806,718.04	$3,635,166.81	$2,860,409.70
Number of Extensions	110	140	105
Ratio of extensions to Beginning of Period Receivables Balance	0.40%	0.49%	0.37%